FORWARD FUNDS

Supplement dated August 25, 2011

to the

Forward Funds Investor Class and Institutional Class Prospectus and Forward Funds Class A, Class B, Class C and Class M Prospectus

each dated May 1, 2011, as supplemented

The following information applies to the Forward Growth Fund (the “Fund”) only:

Peter J. Niedland no longer serves on the portfolio management team of the Fund. Accordingly, all references to Mr. Niedland in the prospectuses are hereby deleted.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP GRW PM PRO 08252011

FORWARD FUNDS

Supplement dated August 25, 2011

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2011, as supplemented

This supplement amends the SAI dated May 1, 2011, in order to incorporate a change in the portfolio management team for the Forward Growth Fund (the “Fund”). The following information applies to the Fund only:

Peter J. Niedland no longer serves on the portfolio management team of the Fund. Accordingly, all references to Mr. Niedland in the SAI are hereby deleted.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP GRW PM SAI 08252011